Document and Entity Information	Jul. 11, 2022
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jul. 11, 2022
Entity Registrant Name	ProKidney Corp.
Entity Incorporation State Country Code	E9
Entity File Number	001-40560
Entity Tax Identification Number	98-1586514
Entity Address, Address Line One	2000 Frontis Plaza Blvd., Ste 250
Entity Address, City or Town	Winston-Salem
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27103
City Area Code	336
Local Phone Number	999-7028
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Ordinary Shares, par value $0.0001 per share
Trading Symbol	PROK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001850270
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address, Address Line One	3929 Westpoint Blvd.
Entity Address, Address Line Two	Suite G
Entity Address, City or Town	Winston-Salem
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27103